Exhibit 2.Conditions of the most significant debt (Tables)	12 Months Ended
Dec. 31, 2022
Exhibit 1. Consolidated companies, associates, and joint ventures
Disclosure of loans

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of debt	Company	Issue date	Maturity date	Currency	Disbursement	Dec 31, 2022	Dec 31, 2021	rate	plan	interest
		Dec-10	Dec-40		284,300	284,300	284,300
		Aug-13	Aug-23		168,600	168,600	168,600
	Ecopetrol S.A.	Aug-13	Aug-28	COP	347,500	347,500	347,500	Floating	Bullet	Half-yearly
		Aug-13	Aug-43		262,950	262,950	262,950
		Dec-11	Dec-23	COP	180,000	180,000	180,000	Floating	Bullet	Half-yearly
		Dec-11	Dec-41	COP	120,000	120,000	120,000	Floating	Bullet	Half-yearly
		May-13	May-22	COP	120,000	—	120,000	Floating	Bullet	Quarterly
		May-13	May-28	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		May-15	May-25	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
Bonds,		May-15	May-30	COP	120,000	120,000	120,000	Floating	Bullet	Quarterly
domestic		May-15	May-35	COP	280,000	280,000	280,000	Floating	Bullet	Quarterly
currency		Feb-16	Feb-24	COP	115,000	115,000	115,000	Floating	Bullet	Quarterly
		Feb-16	Feb-28	COP	152,000	152,000	152,000	Floating	Bullet	Quarterly
	Interconexión	Feb-16	Feb-41	COP	133,000	133,000	133,000	Floating	Bullet	Quarterly
	Eléctrica S.A.	Apr-17	Apr-24	COP	260,780	260,780	260,780	Fixed	Bullet	Quarterly
	E.S.P and	Apr-17	Apr-32	COP	196,300	196,300	196,300	Floating	Bullet	Quarterly
	subsidiaries	Apr-17	Apr-42	COP	242,920	242,920	242,920	Floating	Bullet	Quarterly
		Nov-17	Nov-25	COP	150,080	150,080	150,080	Fixed	Bullet	Quarterly
		Nov-17	Nov-31	COP	120,100	120,100	120,100	Floating	Bullet	Quarterly
		Nov-17	Nov-47	COP	229,820	229,820	229,820	Floating	Bullet	Quarterly
		Jul-18	Jul-27	COP	156,500	156,500	156,500	Floating	Bullet	Quarterly
		Jul-18	Jul-33	COP	142,063	142,063	142,063	Floating	Bullet	Quarterly
		Jul-18	Jul-43	COP	201,437	201,437	201,437	Floating	Bullet	Quarterly
		Aug-20	Aug-29	COP	160,000	160,000	160,000	Fixed	Bullet	Quarterly
		Aug-20	Aug-40	UVR (1)	152,311	165,369	147,132	Fixed	Bullet	Annual
		Jul-16	Jan-34	UVR (1)	353,434	440,777	341,416	Fixed	Half-yearly	Half-yearly
		Oct-11	Oct-26	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly

						Outstanding	Outstanding
Type of		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
debt	Company	date	date	Currency	Disbursement	Dec 31, 2022	Dec 31, 2021	rate	plan	interest
		Sep-13	Sep-23		1,300	1,300	1,300
		Sep-13	Sep-43		850	850	850
		May-14	May-45		2,000	2,000	2,000
		Sep-14	Jan-25		1,200	1,200	1,200
	Ecopetrol S.A.	Jun-15	Jun-26	USD	1,500	1,500	1,500	Fixed	Bullet	Half-yearly
		Nov-21	Nov-31		1,250	1,250	1,250
		Nov-21	Nov-51		750	750	750
		Jun-16	Sep-23		500	500	500
		Apr-20	Apr-30		2,000	2,000	2,000
	Oleoducto Central S.A.S.	Jul-20	Jul-27	USD	500	500	500	Fixed	Bullet	Half-yearly
		Nov-21	Nov-33		330	330	330	Fixed	Half-yearly	Half-yearly
		Jul-16	Jan-34		151	143	151	Fixed	Half-yearly	Half-yearly
		Jan-11	Jan-26		38	38	38	Fixed	Bullet	Quarterly
Bonds,		Oct-12	Apr-31		40	40	40	Fixed	Bullet	Half-yearly
foreign		Feb-13	Feb23		21	20	19	Fixed	Bullet	Half-yearly
currency		May-13	May-23		450	600	450	Fixed	Bullet	Half-yearly
		Apr-19	Apr-34		600	500	600	Fixed	Half-yearly	Half-yearly
		Mar-17	Feb24		63	77	54	Floating	Bullet	Annual
	Interconexión	May-18	Apr-25		131	154	111	Floating	Bullet	Half-yearly
	Eléctrica S.A.	Dec-19	Dec-29		86	96	73	Floating	Half-yearly	Half-yearly
	E.S.P and	Dec-20	Nov-28	USD	169	153	143	Floating	Half-yearly	Half-yearly
	subsidiaries	Dec-20	May-44		169	168	143	Floating	Half-yearly	Half-yearly
		Feb21	Jul-44		142	153	121	Floating	Half-yearly	Half-yearly
		May-21	May-24		253	230	215	Floating	Bullet	Bullet
		Oct-21	Oct-31		141	138	120	Floating	Bullet	Half-yearly
		Oct-21	Oct-39		59	58	50	Floating	Half-yearly	Half-yearly
		Apr-22	Apr-29		134	134	—	Fixed	Half-yearly	Half-yearly
		Aug-18	Jun-25		234	238	213	Fixed	Half-yearly	Half-yearly
		Aug-18	Dec-30		242	407	220	Fixed	Half-yearly	Half-yearly
		Aug-18	Dec-24		40	23	37	Fixed	Half-yearly	Half-yearly
		Jun-19	Dec-30		201	207	183	Fixed	Half-yearly	Half-yearly
		Nov-22	Jun-50		36	36	55	Fixed	Half-yearly	Half-yearly
		Feb-21	Jun-50		79	79	—	Fixed	Half-yearly	Half-yearly
		Jul-21	Jun-56		1,200	1,200	1,200	Fixed	Bullet	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2022	Dec 31, 2021	rate	plan	interest
		Sep-19	Sep-25		70	70	70	Fixed	Half-yearly	Half-yearly
		Jun-21	Jun-23		40	10	40	Fixed	Bullet	Bullet
		Feb16	Jul-24		5	2	3	Floating	Quarterly	Quarterly
		Jan-14	Mar-29		60	23	25	Floating	Monthly	Monthly
		Jan-14	Jan-24		22	2	4	Fixed	Monthly	Monthly
		Aug-17	Mar-32		57	35	36	Floating	Monthly	Monthly
		Jan-11	May-26		10	—	3	Floating	Monthly	Monthly
		Nov-11	May-26		11	—	3	Floating	Monthly	Monthly
		Nov-11	May-26		9	—	3	Floating	Monthly	Monthly
		May-10	May-30		46	23	24	Fixed	Monthly	Monthly
International	Interconexión	Mar-20	Aug-24		7	6	6	Floating	Quarterly	Quarterly
commercial	Eléctrica S.A.	Sep-12	Sep-23	USD	63	—	9	Fixed	Half-yearly	Half-yearly
loans	E.S.P and	Oct-18	Mar-25		9	—	8	Floating	Monthly	Monthly
	subsidiaries	Sep-12	Sep-23		35	—	4	Fixed	Half-yearly	Half-yearly
		Sep-12	Sep-23		25	—	5	Fixed	Half-yearly	Half-yearly
		May-21	Mar-24		11	6	11	Fixed	Half-yearly	Half-yearly
		May-21	Mar-24		6	—	6	Fixed	Half-yearly	Half-yearly
		Sep-18	Jun-50		13	13	16	Fixed	Monthly	Monthly
		May-21	May-25		112	83	105	Fixed	Half-yearly	Half-yearly
		May-21	May-26		75	69	70	Fixed	Half-yearly	Half-yearly
		Jun-22	Jun-23		10	30	—	Fixed	Bullet	Bullet
		Dec-22	Nov-30		40	40	—	Floating	Half-yearly	Half-yearly
		Apr-22	Nov-26		67	65	—	Fixed	Bullet	Bullet
		Sep-22	Sep-32		76	76	—	Fixed	Half-yearly	Half-yearly
		Mar-22	Dec-41		48	45	—	Floating	Monthly	Monthly
		Dec-22	Dec-23		10	10	—	Floating	Quarterly	Quarterly
		Sep-22	Mar-25		18	28	—	Floating	Half-yearly	Half-yearly
		Sep-22	Mar-25		10	15	—	Floating	Half-yearly	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2022	Dec 31, 2021	rate	plan	interest
International		Dec-17	Dec-27		2,001	855	1,100	Fixed
commercial		Dec-17	Dec-27		75	32	42	Floating
loans -	Ecopetrol S.A.	Dec-17	Dec-27	USD	73	31	40	Fixed	Half-yearly	Half-yearly
Refinería de		Dec-17	Dec-27		158	68	87	Floating
Cartagena		Dec-17	Dec-25		359	182	224	Floating
International commercial loan –ISA acquisition	Ecopetrol S.A.	Aug-21	Aug-23	USD	3,672	472	1,672	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-28	COP	250,000	242,125	250,000	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	COP	150,000	147,000	150,000	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	COP	150,000	147,000	150,000	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-34	UVR (1)	405,972	181,972	161,904	Fixed	Half-yearly	Half-yearly
Domestic	Interconexión	Jul-18	Jul-35	COP	217,500	4,353	4,651	Floating	Half-yearly	Half-yearly
commercial	Eléctrica S.A.	Oct-21	Oct-31	COP	158,050	158,050	158,050	Floating	Quarterly	Quarterly
loans	E.S.P and	Oct-21	Oct-28	COP	70,500	70,500	70,500	Floating	Quarterly	Quarterly
	subsidiaries	Jun-17	Jun-24	COP	28,000	—	8,717	Floating	Quarterly	Quarterly
		Aug-17	Aug-24	COP	32,000	—	23,863	Floating	Quarterly	Quarterly
		Dec-17	Dec-24	COP	10,000	—	7,472	Floating	Quarterly	Quarterly
		May-18	Nov-28	COP	59,467	50,971	59,467	Floating	Half-yearly	Half-yearly
		Nov-18	Nov-28	COP	23,000	19,714	23,000	Floating	Half-yearly	Half-yearly
		May-22	May-23	COP	14,422	14,422	—	Floating	Quarterly	Quarterly
		Jun-22	Jun-27	COP	12,900	12,900	—	Floating	Quarterly	Quarterly
		Ago-22	Ago-27	COP	51,085	51,085	—	Floating	Half-yearly	Half-yearly
Committed credit line	Ecopetrol S.A.	Apr-20	Sep-23	USD	665	—	665	Floating	Bullet	Half-yearly
Domestic syndicated commercial loan	Oleoducto Bicentenario	Jul-12	Jul-24	COP	2,100,000	375,725	600,450	Floating	Quarterly	Quarterly

(1)UVR is “Unidad de Valor Real”, a national currency which reflects the inflation adjusted Colombian peso.